DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION

18.          DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION

(a)                                  Fair Value

The Company has determined the estimated fair values of its consolidated financial instruments using available market information and appropriate valuation methodologies. However, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company would realize in a current market exchange. The methods and assumptions used to estimate the fair value of financial instruments are described below:

Note receivable

The fair value of the note receivable approximates its carrying value as it bears interest at current market rates.

Receivable from Reorganized MEC

The fair value of the receivable from Reorganized MEC at December 31, 2010 was determined based on future cash flows from expected proceeds to be received from a Court-approved sale of an MEC asset.

Accounts receivable, cash and cash equivalents, accounts payable and accrued liabilities and bank indebtedness

Due to the short period to maturity of these instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of their fair value.

Senior unsecured debentures

The fair value of the senior unsecured debentures is determined using the quoted market price of the senior unsecured debentures. At December 31, 2011, the fair value of the senior unsecured debentures was approximately $286.9 million (2010 — $282.4 million).

(b)                                  Credit Risk

The Company’s consolidated financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable and note receivable.

Cash and cash equivalents include short-term investments, such as commercial paper, which are only invested in governments and corporations with a minimum credit rating of A — (based on Standard & Poor’s (“S&P”) rating scale) or A3 (based on Moody’s Investor Services’ rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government or corporation. The Company does not have investments in asset-backed commercial paper.

Magna contributed approximately 97% of the Company’s rental revenue. As at December 31, 2011 and 2010, the Company’s allowance for doubtful accounts in “accounts receivable” on the consolidated balance sheets was a nominal amount.

The credit risk associated with the note receivable is mitigated by the guarantee provided by the parent company of the note holder (note 2). Exposure to losses on the note receivable is dependent on the note holder’s financial condition. The Company monitors its exposure throughout the year.

(c)                                  Interest Rate Risk

The Company’s consolidated results of operations are primarily exposed to interest rate risk on its credit facilities. As there were no outstanding balances on these financial liabilities as at December 31, 2011, a 50 basis point change in annual interest rates, with all other variables held constant, would have no impact on the consolidated “interest expense and other financing costs, net” for the year ended December 31, 2011.

The Company is also exposed to interest rate risk on short-term investments with maturities of up to three months from the date of acquisition that are included in “cash and cash equivalents” on the Company’s consolidated balance sheets. The balance of the Company’s short-term investments fluctuates depending on the timing of the Company’s operating cash flows, capital expenditures and other liquidity requirements. Assuming the balance of short-term investments at December 31, 2011 were outstanding throughout the entire year then ended, a 50 basis point change in annual interest rates, with all other variables held constant, would have impacted consolidated “interest expense and other financing costs, net” for the year ended December 31, 2011 by approximately $0.2 million.

(d)                                  Currency Risk

The Company is structured such that its foreign operations are self-sustaining. As a result, the Company’s currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the Company’s corporate operations, which utilize the Canadian dollar as the functional currency, have exposure to U.S. dollar and euro denominated financial assets and liabilities. Based on the balance of these financial instruments at December 31, 2011, a 10% change in exchange rates between the Canadian dollar and the relevant currencies at December 31, 2011 would not have had a material impact on the Company’s consolidated net income (loss) for the year ended December 31, 2011.

The Company periodically purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. At December 31, 2011 and 2010, the Company did not have any foreign exchange forward contracts outstanding.

(e)                                  Derivative Financial Instruments

The following table summarizes the impact of these derivative financial instruments on the Company’s consolidated financial statements for the years ended December 31, 2011, 2010 and 2009:

	Location of Losses (Gains) Recognized in Income on Derivatives	Amount of Losses (Gains) Recognized in Income on Derivatives
Years ended December 31,		2011	2010	2009
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Foreign exchange losses (gains)	$—	$(10)	$526

(f)                                    Fair Value Measurements

Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. ASC 820, “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy which is summarized below:

Level 1: Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2: Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3: Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.

The following tables represent information related to the Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall:

As at December 31, 2011,	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS CARRIED AT FAIR VALUE ON A RECURRING BASIS
Assets carried at fair value
Cash and cash equivalents	$55,957	$—	$—

ASSETS CARRIED AT FAIR VALUE ON A NONRECURRING BASIS
Income producing properties(i)	$—	$—	$12,560

As at December 31, 2010,	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS CARRIED AT FAIR VALUE ON A RECURRING BASIS
Assets carried at fair value
Cash and cash equivalents — continuing operations	$66,732	$—	$—
Cash and cash equivalents — discontinued operations	$18,675	$—	$—
Restricted cash — discontinued operations	$9,334	$—	$—
ASSETS CARRIED AT FAIR VALUE ON A NONRECURRING BASIS
Trademark — discontinued operations(ii)	$—	$—	$3,800
Goodwill — discontinued operations(iii)	$—	$—	$7,191
Development properties — Land and improvements — discontinued operations(iv)	$—	$—	$39,449

(i)                                     During the year ended December 31, 2011, two income producing properties with an aggregate cost of $28.7 million were written down to an aggregate fair value of $12.6 million (note 15). The aggregate write-down of $16.3 million is included in “write-down of long-lived assets” on the consolidated statements of income (loss) for the year ended December 31, 2011. This is a Level 3 fair value measurement as the fair value of the income producing property was determined based on the present value of estimated future cash flows from the leased property.

(ii)                                  During the year ended December 31, 2010, a trademark with a cost of $4.1 million was written down to fair value of $3.8 million (note 15). The write-down of $0.3 million is included in discontinued operations on the consolidated statements of income (loss) for the year ended December 31, 2010. This is a Level 3 fair value measurement as the fair value of the trademark was determined based on the present value of estimated royalty rates using a net revenue stream determined by the relief-from-royalty valuation methodology.

(iii)                               During the year ended December 31, 2010, goodwill in the amount of $10.4 million was written down to fair value of $7.2 million (note 15). The write-down of $3.2 million is included in discontinued operations on the consolidated statements of income (loss) for the year ended December 31, 2010. This is a Level 3 fair value measurement as the fair value of goodwill was determined based on the present value of future cash flows of the reporting unit.

(iv)                              During the year ended December 31, 2010, certain lands held for development in the amount of $80.0 million were written down to fair value of $39.4 million (note 15). The write-down of $40.6 million is included in discontinued operations on the consolidated statements of income (loss) for the year ended December 31, 2010. This is a Level 3 fair value measurement as the fair value of the development properties was determined based on external real estate appraisals using estimated prices at which comparable assets could be purchased and adjusted for, among other things, location, size zoning/density and topography of the properties.